Convertible Notes (Details)							1 Months Ended		6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		33 Months Ended
	Apr. 01, 2025	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Sep. 30, 2024 USD ($) $ / shares	Oct. 30, 2023 shares	Sep. 30, 2023 USD ($) shares	Apr. 30, 2024 USD ($) $ / shares shares	Feb. 28, 2023 USD ($)	Aug. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Nov. 25, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 $ / shares shares	Sep. 18, 2025 shares	Sep. 17, 2025 shares	Aug. 15, 2025 $ / shares	Jun. 24, 2025 $ / shares shares	Apr. 28, 2025 $ / shares shares	Apr. 17, 2025 $ / shares shares	May 14, 2024 shares	Apr. 01, 2024 shares	Mar. 31, 2024 USD ($) shares	Jan. 29, 2024 shares	Oct. 31, 2023 USD ($) $ / shares	Oct. 29, 2023 shares	May 31, 2023 USD ($)	Aug. 31, 2020 USD ($) $ / shares
Convertible Notes [Line Items]
Authorized capital (in Shares) | shares					10,000,000										995,000,000	995,000,000	495,000,000		495,000,000			75,000,000	70,000,000	10,000,000			3,000,000
Common stock, shares authorized (in Shares) | shares												70,000,000	10,000,000	70,000,000	985,000,000
Warrants converted (in Shares) | shares							25,369
Common stock, par value (in Dollars per share) | $ / shares												$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001							$ 0.0001
Proceeds from convertible notes													$ 5,590,000
Convertible debt												$ 14,800,000		$ 14,800,000
Trading days	10
Number of bottles sold												20,608
Converted price percentage												80.00%
Convertible notes payable, fair Value												$ 0	$ 17,220,203	$ 0
Prepaid Warrants [Member]
Convertible Notes [Line Items]
Conditional issuance of prepaid warrants (in Shares) | shares													25,369
Warrants converted (in Shares) | shares												27,346
Warrant outstanding (in Shares) | shares												193,599	25,369	193,599
2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares												25,369
2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount		$ 15,278,168									$ 15,278,168
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Conditional issuance of prepaid warrants (in Shares) | shares													25,369
Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Conversion price (in Dollars per share) | $ / shares												$ 1.25		$ 1.25
Warrant liability, fair value		0									0		$ 1,512,692
Convertible debt		8,526,245					$ 8,678,433				8,526,245		2,975,000
Cumulative proceeds from convertible debt		$ 6,630,870					$ 6,630,870				$ 6,630,870		2,975,000
IPO per share (in Dollars per share) | $ / shares												$ 10
Warrant outstanding (in Shares) | shares		82,885					37,795				82,885
Trading days												20
Exercise price of the warrant percentage												125.00%
Amount obtained from retail shelf value												$ 1,635,458
Class of warrant exercise price (in Dollars per share) | $ / shares							$ 100
Whiskey Special Ops 2023 Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Conditional issuance of prepaid warrants (in Shares) | shares												27,346
2024 Series Convertible Whiskey Special Ops [Member]
Convertible Notes [Line Items]
Bottle per rate												$ 10
Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Fair value of convertible notes		$ 15,278,168		$ 18,482,353							$ 15,278,168															$ 33,849,109
Conversion price (in Dollars per share) | $ / shares												$ 263.2		$ 263.2
Aggregate fair value											21,005,723
Debt conversion, original debt, amount						$ 24,795,755
Non adjustable rate per share (in Dollars per share) | $ / shares												$ 120
Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares		25,369			25,369	25,369						25,369
Stock issued during the period period, conversion of convertible securities				331
Debt conversion, original debt, amount						$ 1,714,574
Warrant liability, fair value						3,505,015
Convertible Notes [Member] | 2020 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount										$ 450,000																			$ 1,120,000
Private offering of common stock																													$ 5,000,000
Common stock, par value (in Dollars per share) | $ / shares																													$ 2,864
Debt instrument, common stock sale, discount percentage																													0.20
Conversion price (in Dollars per share) | $ / shares																													$ 1,500
Accrued interest, net of current portion										49,425
Convertible Notes [Member] | 2022 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount								$ 351,000		14,599,523		$ 14,815,523		$ 14,815,523														$ 135,000
Conversion price (in Dollars per share) | $ / shares												$ 3,157.8		$ 3,157.8
Proceeds from convertible notes								$ 260,000		10,740,000				$ 10,900,000
Convertible Notes [Member] | 2022 Convertible Promissory Notes, Round 3 [Member]
Convertible Notes [Line Items]
Aggregate principal amount																												$ 2,160,000
Convertible Notes [Member] | 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount									$ 7,230,500
Proceeds from convertible notes									5,330,000
Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount						$ 5,000,000																		$ 10,000,000
Interest rate						12.50%
Convertible notes payable, fair Value							$ 23,311,063
Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares							27,346
Common stock owns percentage							4.99
Arm's Length Sale of Flavored Bourbon, LLC [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Original subscription percentage												150.00%
Original subscription, one-time payout												$ 24,495,000		24,495,000
Arm's Length Sale of Flavored Bourbon, LLC [Member] | Convertible Notes [Member] | 2022 Convertible Promissory Notes Subscriptions
Convertible Notes [Line Items]
Aggregate principal amount												10,900,000		10,900,000
Arm's Length Sale of Flavored Bourbon, LLC [Member] | Convertible Notes [Member] | 2023 Convertible Promissory Notes Subscriptions [Member]
Convertible Notes [Line Items]
Aggregate principal amount												5,430,000		5,430,000
Additional Paid-in Capital [Member]
Convertible Notes [Line Items]
Aggregate fair value		$ 11,783,773
Additional Paid-in Capital [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Stock issued during the period period, conversion of convertible securities				$ 18,482,022
Parent [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Equity aggregate amount		11,784,068
Gain on change in fair value		5,162,944
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Warrant liability, fair value		0									0		406,774
Convertible debt		3,247,425									3,247,425		800,000
Cumulative proceeds from convertible debt		$ 2,233,000					$ 2,233,000				$ 2,233,000		$ 800,000
Warrant outstanding (in Shares) | shares		27,912									27,912
Convertible notes payable, fair Value		$ 4,815,132									$ 4,815,132
Related Party [Member] | Convertible Notes [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares			12,500
Related Party [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Fair value of convertible notes		$ 6,870,236									$ 6,870,236
Related Party [Member] | Convertible Notes [Member] | 2022 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount										6,311,250		$ 6,311,250		6,311,250
Proceeds from convertible notes										$ 4,675,000				$ 4,675,000
Related Party [Member] | Convertible Notes [Member] | 2023 Convertible Promissory Notes [Member]
Convertible Notes [Line Items]
Aggregate principal amount									3,982,500
Proceeds from convertible notes									$ 2,950,000
Related Party [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares													5,333
Convertible debt							3,247,425						$ 800,000
Convertible notes payable, fair Value							$ 8,723,321
Subsequent Event [Member]
Convertible Notes [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																					$ 0.02
Subsequent Event [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrant outstanding (in Shares) | shares																				95,971	95,971
Class of warrant exercise price (in Dollars per share) | $ / shares																				$ 0.02	$ 0.02
Subsequent Event [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrants converted (in Shares) | shares												71,020
Subsequent Event [Member] | Related Party [Member] | Prepaid Warrants [Member]
Convertible Notes [Line Items]
Warrant outstanding (in Shares) | shares																				60,189	60,189
Common Stock [Member]
Convertible Notes [Line Items]
Common stock, shares authorized (in Shares) | shares					9,500,000
Stock price (in Dollars per share) | $ / shares		$ 80									$ 80
Class of warrant exercise price (in Dollars per share) | $ / shares																		$ 0.2
Common Stock [Member] | Exchange of Convertible Whiskey Special Ops 2024 Notes [Member]
Convertible Notes [Line Items]
Common stock, shares authorized (in Shares) | shares							119,954
Common Stock [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares		165,607			165,607	165,607
Aggregate fair value						$ 30,344,094
Common Stock [Member] | Related Party [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares			12,500
Common Stock [Member] | Related Party [Member] | Exchange of Convertible Whiskey Special Ops 2024 Notes [Member]
Convertible Notes [Line Items]
Common stock, shares authorized (in Shares) | shares							60,189																		60,189
Common Stock [Member] | Related Party [Member] | Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares			12,500
Common Stock [Member] | Related Party [Member] | Convertible Notes [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares		85,877
Founders of Common Stock [Member]
Convertible Notes [Line Items]
Common stock, shares authorized (in Shares) | shares					500,000
Amended and Restated Certificate of Incorporation [Member]
Convertible Notes [Line Items]
Authorized capital (in Shares) | shares					70,000,000
IPO [Member]
Convertible Notes [Line Items]
Stock price (in Dollars per share) | $ / shares		$ 80		$ 100							80	$ 80		$ 80
Class of warrant exercise price (in Dollars per share) | $ / shares		$ 80									$ 80
IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Convertible promissory notes converted (in Shares) | shares		165,607
IPO [Member] | Related Party [Member] | Convertible Notes [Member] | Whiskey Special Ops 2023 Notes [Member]
Convertible Notes [Line Items]
Stock price (in Dollars per share) | $ / shares													$ 100